GOODWILL AND OTHER INDEFINITE-LIVED INTANGIBLE ASSETS - 10-K (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Goodwill consisted of the following:

Goodwill
Balance as of January 1, 2022	$27,882
Acquisitions	8,495
Divestitures	—
Measurement period adjustment - Plum	18,844
Balance as of December 31, 2022	$55,221
Acquisitions	$3,800
Divestitures	$—
Balance as of December 31, 2023	$59,021

Schedule of Indefinite-Lived Intangible Assets
As of the year ended December 31, 2023 and 2022, the Company's indefinite-lived intangible assets consisted of the following:

	December 31,
	2023	2022
Licenses	$6,270	$6,270
Total other indefinite-lived intangible assets	$6,270	$6,270